Cover Document	Aug. 04, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 04, 2022
Entity Registrant Name	OMNICELL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-33043
Entity Tax Identification Number	94-3166458
Entity Address, Address Line One	2625 Augustine Drive
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	650
Local Phone Number	251-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Security Exchange Name	NASDAQ
Trading Symbol	OMCL
Entity Emerging Growth Company	false